CONSOLIDATED STATEMENTS OF CASH FLOW (Unaudited) (Q3) - USD ($)	9 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net loss	$ (1,310,941)	$ (34,858)
Adjustments to reconcile net income to net cash used in operating activities:
Stock based compensation	239,133	0
Stock issued for services	280,850	0
Depreciation	214	0
Changes in assets and liabilities:
Accounts receivable	(9,538)	0
Inventory	(3,652)	0
Prepaid expenses and other	(187,547)	1,644
Accounts payable and accrued liabilities	109,791	(32,180)
Net cash (used in) provided by operating activities	(881,690)	(65,394)
Cash flows from investing activities:
Acquisition of office equipment	0	(1,500)
Net cash provided by (used in) investing activities	0	(1,500)
Cash flows from financing activities:
Proceeds from issuance of debt	790,603	0
Proceeds from issuance of stock	122,000	850,000
Distributions	0	(611,065)
Net cash provided by (used in) financing activities	912,603	238,935
Net change in cash and cash equivalents	30,913	172,041
Cash and cash equivalents, beginning of period	164,680	52,360
Cash and cash equivalents, end of period	$ 195,593	$ 224,401